Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

July 31, 2020

SCS-QTLY-0920
1.804877.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	36,600	$3,298
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A	66,500	5,829
Tegna, Inc.	340,500	4,011
		9,840

TOTAL COMMUNICATION SERVICES		13,138

CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.1%
Fox Factory Holding Corp. (a)	74,600	6,639
Standard Motor Products, Inc.	63,651	2,895
Stoneridge, Inc. (a)	115,900	2,401
		11,935
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	423,700	5,373
Hotels, Restaurants & Leisure - 2.9%
Boyd Gaming Corp.	30,097	712
Caesars Entertainment, Inc. (a)	99,450	3,088
Churchill Downs, Inc.	71,900	9,960
Marriott Vacations Worldwide Corp.	33,200	2,811
Texas Roadhouse, Inc. Class A	69,800	3,922
Wendy's Co.	295,400	6,847
Wingstop, Inc.	22,200	3,469
		30,809
Household Durables - 4.0%
Helen of Troy Ltd. (a)	17,800	3,351
M.D.C. Holdings, Inc.	271,526	12,173
Skyline Champion Corp. (a)	270,100	7,625
Taylor Morrison Home Corp. (a)	214,600	5,032
Toll Brothers, Inc.	124,000	4,737
TopBuild Corp. (a)	81,300	10,725
		43,643
Leisure Products - 1.2%
Acushnet Holdings Corp.	130,200	4,954
Brunswick Corp.	61,500	4,119
Clarus Corp.	337,326	4,041
		13,114
Specialty Retail - 3.1%
Dick's Sporting Goods, Inc.	64,900	2,961
Lithia Motors, Inc. Class A (sub. vtg.) (b)	61,100	14,002
Murphy U.S.A., Inc. (a)	77,300	10,235
Williams-Sonoma, Inc. (b)	75,000	6,534
		33,732
Textiles, Apparel & Luxury Goods - 2.7%
Carter's, Inc.	56,000	4,408
Crocs, Inc. (a)	263,900	9,485
Deckers Outdoor Corp. (a)	61,100	12,785
G-III Apparel Group Ltd. (a)	221,900	2,195
		28,873

TOTAL CONSUMER DISCRETIONARY		167,479

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	279,400	11,190
Casey's General Stores, Inc.	20,000	3,184
Performance Food Group Co. (a)	135,287	3,791
		18,165
Food Products - 2.3%
Darling Ingredients, Inc. (a)	242,000	6,759
Freshpet, Inc. (a)	32,500	3,122
Nomad Foods Ltd. (a)	316,900	7,308
Post Holdings, Inc. (a)	24,300	2,156
The Simply Good Foods Co. (a)	210,300	5,056
		24,401
Household Products - 0.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	228,500	7,918
Personal Products - 0.6%
BellRing Brands, Inc. Class A (a)(b)	318,602	6,331

TOTAL CONSUMER STAPLES		56,815

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Delek U.S. Holdings, Inc.	139,771	2,443
Northern Oil & Gas, Inc. (a)(b)	4,297,400	3,444
		5,887
FINANCIALS - 13.3%
Banks - 5.8%
BancFirst Corp.	78,878	3,436
City Holding Co.	58,650	3,663
ConnectOne Bancorp, Inc.	218,300	3,010
First Bancorp, Puerto Rico	444,300	2,417
First Citizens Bancshares, Inc.	7,600	3,237
First Hawaiian, Inc.	169,200	2,941
First Interstate Bancsystem, Inc.	82,400	2,399
First Merchants Corp.	147,719	3,609
Heartland Financial U.S.A., Inc.	118,600	3,705
Hilltop Holdings, Inc.	195,800	3,812
Preferred Bank, Los Angeles	70,000	2,608
Signature Bank	60,500	6,203
Synovus Financial Corp.	369,500	7,445
Trico Bancshares	262,117	7,339
United Community Bank, Inc.	202,600	3,633
Western Alliance Bancorp.	84,400	3,034
		62,491
Capital Markets - 2.8%
AllianceBernstein Holding LP	154,000	4,375
Cohen & Steers, Inc.	35,400	2,130
Hamilton Lane, Inc. Class A	88,000	6,357
Houlihan Lokey	66,200	3,628
Lazard Ltd. Class A	261,900	7,679
Moelis & Co. Class A	64,300	1,915
Morningstar, Inc.	11,801	1,983
TMX Group Ltd.	22,900	2,341
		30,408
Consumer Finance - 1.1%
First Cash Financial Services, Inc.	96,600	5,568
Navient Corp.	420,600	3,348
OneMain Holdings, Inc.	110,900	3,183
		12,099
Diversified Financial Services - 0.8%
Cannae Holdings, Inc. (a)	233,200	8,787
Insurance - 2.0%
Amerisafe, Inc.	40,000	2,538
First American Financial Corp.	155,400	7,927
Primerica, Inc.	75,500	9,034
White Mountains Insurance Group Ltd.	2,600	2,288
		21,787
Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd.	221,500	7,936

TOTAL FINANCIALS		143,508

HEALTH CARE - 17.9%
Biotechnology - 10.0%
ACADIA Pharmaceuticals, Inc. (a)	27	1
Acceleron Pharma, Inc. (a)	35,100	3,481
ADC Therapeutics SA (a)	83,777	3,896
Agios Pharmaceuticals, Inc. (a)	43,815	1,986
Amicus Therapeutics, Inc. (a)	295,300	4,267
Aprea Therapeutics, Inc.	76,900	2,109
Arcutis Biotherapeutics, Inc. (a)(b)	131,017	3,498
Argenx SE ADR (a)	27,331	6,290
Ascendis Pharma A/S sponsored ADR (a)	34,006	4,680
ChemoCentryx, Inc. (a)	66,300	3,495
Crinetics Pharmaceuticals, Inc. (a)	112,179	1,557
FibroGen, Inc. (a)	113,000	4,573
G1 Therapeutics, Inc. (a)	105,100	1,542
Immunomedics, Inc. (a)	107,900	4,557
Insmed, Inc. (a)	175,947	4,596
Intercept Pharmaceuticals, Inc. (a)	33,803	1,543
Ionis Pharmaceuticals, Inc. (a)	31,228	1,797
Kura Oncology, Inc. (a)	179,972	2,959
Mirati Therapeutics, Inc. (a)	37,500	4,549
Morphic Holding, Inc. (a)	100,538	2,263
Neurocrine Biosciences, Inc. (a)	39,732	4,782
Passage Bio, Inc.	56,739	887
Poseida Therapeutics, Inc. (a)(b)	13,465	175
Principia Biopharma, Inc. (a)	75,100	6,278
Protagonist Therapeutics, Inc. (a)	288,248	4,534
PTC Therapeutics, Inc. (a)	102,100	4,730
Revolution Medicines, Inc.	107,500	2,593
Sage Therapeutics, Inc. (a)	23,435	1,068
Sarepta Therapeutics, Inc. (a)	28,400	4,360
Stoke Therapeutics, Inc. (a)	6,118	154
TG Therapeutics, Inc. (a)(b)	257,400	5,040
Turning Point Therapeutics, Inc. (a)	56,700	3,358
Viela Bio, Inc.	108,536	3,974
Xenon Pharmaceuticals, Inc. (a)	209,042	2,285
Zymeworks, Inc. (a)	27,100	827
		108,684
Health Care Equipment & Supplies - 1.5%
Haemonetics Corp. (a)	36,000	3,156
Masimo Corp. (a)	21,900	4,821
Nevro Corp. (a)	39,300	5,225
Quidel Corp. (a)	12,792	3,613
		16,815
Health Care Providers & Services - 2.4%
Chemed Corp.	10,500	5,168
LHC Group, Inc. (a)	51,300	10,009
Molina Healthcare, Inc. (a)	56,700	10,472
		25,649
Health Care Technology - 1.0%
HMS Holdings Corp. (a)	159,200	5,174
Inspire Medical Systems, Inc. (a)	58,900	5,852
		11,026
Life Sciences Tools & Services - 1.9%
Berkeley Lights, Inc. (a)	1,400	84
Bio-Rad Laboratories, Inc. Class A (a)	15,900	8,346
Bruker Corp.	121,900	5,439
Syneos Health, Inc. (a)	104,907	6,545
		20,414
Pharmaceuticals - 1.1%
Arvinas Holding Co. LLC (a)	87,600	2,759
IMARA, Inc.	60,926	1,230
MyoKardia, Inc. (a)	59,630	5,374
Theravance Biopharma, Inc. (a)	112,478	2,184
		11,547

TOTAL HEALTH CARE		194,135

INDUSTRIALS - 17.1%
Aerospace & Defense - 1.4%
Kaman Corp.	147,875	5,840
Teledyne Technologies, Inc. (a)	8,626	2,646
Vectrus, Inc. (a)	152,700	6,717
		15,203
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	150,148	3,659
Building Products - 3.2%
Armstrong World Industries, Inc.	58,000	4,132
Gibraltar Industries, Inc. (a)	82,200	4,251
Jeld-Wen Holding, Inc. (a)	193,000	3,783
Masonite International Corp. (a)	66,700	5,626
Patrick Industries, Inc.	74,000	4,732
Simpson Manufacturing Co. Ltd.	48,610	4,694
The AZEK Co., Inc.	228,900	7,897
		35,115
Commercial Services & Supplies - 1.5%
HNI Corp.	104,500	3,104
Montrose Environmental Group, Inc. (a)	246,400	5,359
MSA Safety, Inc.	21,500	2,548
Tetra Tech, Inc.	55,100	4,885
		15,896
Construction & Engineering - 1.8%
Comfort Systems U.S.A., Inc.	82,776	4,115
Construction Partners, Inc. Class A (a)	173,600	2,873
EMCOR Group, Inc.	143,380	9,822
Valmont Industries, Inc.	24,400	2,957
		19,767
Electrical Equipment - 2.2%
Atkore International Group, Inc. (a)	341,270	9,102
Generac Holdings, Inc. (a)	71,800	11,314
Regal Beloit Corp.	32,500	2,989
		23,405
Machinery - 4.5%
Allison Transmission Holdings, Inc.	70,400	2,630
ESCO Technologies, Inc.	97,700	8,396
Federal Signal Corp.	249,500	7,712
ITT, Inc.	162,540	9,383
Kadant, Inc.	30,500	3,310
Oshkosh Corp.	56,100	4,416
Rexnord Corp.	150,600	4,363
SPX Flow, Inc. (a)	202,848	8,130
		48,340
Professional Services - 1.5%
ASGN, Inc. (a)	101,100	6,921
CBIZ, Inc. (a)	155,400	3,758
FTI Consulting, Inc. (a)	19,907	2,378
TriNet Group, Inc. (a)	53,600	3,538
		16,595
Road & Rail - 0.3%
Saia, Inc. (a)	26,500	3,165
Trading Companies & Distributors - 0.4%
Rush Enterprises, Inc. Class A	91,392	4,348

TOTAL INDUSTRIALS		185,493

INFORMATION TECHNOLOGY - 17.0%
Electronic Equipment & Components - 2.9%
ePlus, Inc. (a)	91,952	6,854
Fabrinet (a)	152,140	11,050
Insight Enterprises, Inc. (a)	134,000	6,679
TTM Technologies, Inc. (a)	609,484	7,503
		32,086
IT Services - 6.1%
Black Knight, Inc. (a)	47,600	3,566
CACI International, Inc. Class A (a)	12,200	2,535
Endava PLC ADR (a)	189,600	9,793
EPAM Systems, Inc. (a)	20,498	5,946
ExlService Holdings, Inc. (a)	150,433	9,637
ManTech International Corp. Class A	52,600	3,660
Maximus, Inc.	49,950	3,707
Perficient, Inc. (a)	119,800	4,697
Perspecta, Inc.	366,100	7,835
Science Applications International Corp.	45,050	3,603
WNS Holdings Ltd. sponsored ADR (a)	168,050	10,748
		65,727
Semiconductors & Semiconductor Equipment - 4.2%
Brooks Automation, Inc.	101,600	5,532
Cabot Microelectronics Corp.	43,100	6,496
Diodes, Inc. (a)	72,500	3,730
Entegris, Inc.	139,600	10,039
MKS Instruments, Inc.	26,700	3,403
Onto Innovation, Inc. (a)	90,750	3,432
Semtech Corp. (a)	135,400	7,546
SiTime Corp.	11,700	622
Synaptics, Inc. (a)	53,600	4,289
		45,089
Software - 3.8%
Altair Engineering, Inc. Class A (a)(b)	43,000	1,733
Cerence, Inc. (a)(b)	79,900	3,169
Digital Turbine, Inc. (a)	229,300	3,183
Everbridge, Inc. (a)(b)	52,500	7,497
Five9, Inc. (a)	75,600	9,134
Manhattan Associates, Inc. (a)	39,000	3,736
Ping Identity Holding Corp. (a)	79,800	2,742
Tenable Holdings, Inc. (a)	82,800	2,809
Workiva, Inc. (a)	124,400	6,954
		40,957

TOTAL INFORMATION TECHNOLOGY		183,859

MATERIALS - 3.2%
Chemicals - 1.2%
Ashland Global Holdings, Inc.	57,000	4,302
Innospec, Inc.	121,809	9,156
		13,458
Construction Materials - 0.7%
Eagle Materials, Inc.	89,700	7,197
Metals & Mining - 0.8%
Commercial Metals Co.	270,500	5,594
Warrior Metropolitan Coal, Inc.	226,600	3,607
		9,201
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	161,800	5,124

TOTAL MATERIALS		34,980

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Americold Realty Trust	84,200	3,397
CoreSite Realty Corp.	25,500	3,291
Corporate Office Properties Trust (SBI)	181,500	4,806
CubeSmart	108,400	3,216
Equity Commonwealth	195,100	6,159
Equity Lifestyle Properties, Inc.	32,200	2,200
Four Corners Property Trust, Inc.	153,600	3,871
Lexington Corporate Properties Trust	415,800	4,823
Rexford Industrial Realty, Inc.	196,850	9,238
RLJ Lodging Trust	492,700	3,947
Terreno Realty Corp.	204,900	12,450
		57,398
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	242,800	2,598

TOTAL REAL ESTATE		59,996

UTILITIES - 0.4%
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. A Shares	82,500	3,765
TOTAL COMMON STOCKS
(Cost $852,246)		1,049,055
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.12% 8/13/20 to 8/20/20 (c)
(Cost $2,080)	2,080	2,080
	Shares	Value (000s)

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.14% (d)	29,972,762	$29,982
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	17,378,100	17,380
TOTAL MONEY MARKET FUNDS
(Cost $47,359)		47,362
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $901,685)		1,098,497
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(16,484)
NET ASSETS - 100%		$1,082,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	107	Sept. 2020	$7,906	$(61)	$(61)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $750,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$195
Fidelity Securities Lending Cash Central Fund	46
Total	$241

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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